Stock Options	12 Months Ended
Dec. 31, 2011
Stock Options [Abstract]
Stock Options

Note 14 – Stock Options

Options to buy stock are granted to key employees under an incentive stock option plan to provide them with an additional equity interest in ChoiceOne. The plan provides for the issuance of up to 147,767 shares of common stock. ChoiceOne recognized compensation expense of $5,000 in 2011, $15,000 in 2010, and $22,000 in 2009 in connection with stock options that vested for current participants during these years. The maximum option term is 10 years and options vest over 3 years. At December 31, 2011, there were 98,835 options available for future grants.

A summary of the activity in the plan follows:

	2011		2010		2009

	Shares	Weighted average exercise price	Shares	Weighted average exercise price	Shares	Weighted average exercise price

Options outstanding, beginning of year	49,232	$16.46	49,232	$16.46	49,232	$16.46
Options granted	–	–	–	–	–	–
Options exercised	2,576	$13.44	–	–	–	–
Options forfeited or expired	–	–	–	–	–	–

Options outstanding, end of year	46,656	$16.62	49,232	$16.46	49,232	$16.46

Options exercisable at December 31	46,656	$16.62	46,357	$16.64	41,107	$16.78

The range of prices for options outstanding and exercisable at the end of 2011 ranged from $13.04 to $21.43 per share. The weighted average remaining contractual life of options outstanding and exercisable at the end of 2011 was approximately 3.7 years. The exercise price of all options outstanding was higher than ChoiceOne's closing stock price as of the end of 2011. As a result, the aggregate intrinsic value of both options outstanding and options exercisable was $0 as of December 31, 2011. The number of options, weighted average exercise prices, and fair value of options granted has been adjusted for all stock dividends and splits. Information pertaining to options outstanding at December 31, 2011 is as follows:

Exercise price of stock options:	Number of options outstanding at year-end	Number of options exercisable at year-end	Average remaining contractual life (in years)
$13.04	3,306	3,306	0.14
$13.50	10,000	10,000	6.07
$13.70	4,725	4,725	1.04
$16.31	6,299	6,299	2.06
$17.95	9,500	9,500	5.05
$18.85	6,000	6,000	4.05
$21.43	6,826	6,826	3.05

The fair value of each option award is estimated on the date of grant using a Black-Scholes option valuation model. ChoiceOne uses historical data to estimate the volatility of the market price of ChoiceOne stock and employee terminations within the valuation model. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. No options were granted in 2011, 2010, or 2009.

During 2011, 2,875 shares were vested at an average exercise price of $13.50. As of December 31, 2011, there was no unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the plan.